GOODWILL (Tables)	12 Months Ended
Jul. 31, 2020
GOODWILL
Schedule of changes in the Company's carrying amount of goodwill

Total
Balance as of July 31, 2019	$—
Goodwill	31,523,861
Goodwill impairment	(5,621,467)

Balance as of July 31, 2020	$25,902,394